Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of components of lease cost

	Year Ended December 31,
	2019	2020

	(In thousands)
Operating lease cost	$4,693	$4,902
Short term lease cost	2,663	3,167
Variable lease cost	4,172	4,479
Total lease cost	$11,528	$12,548

Schedule of other information related to leases

	Year Ended December 31,
	2019	2020

Supplemental Cash Flows Information:	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	$(4,683)	$(5,522)
Operating lease assets obtained in exchange for operating lease liabilities	$944	$1,675

Schedule of maturities of lease liabilities under operating leases

Maturities of lease liabilities under operating leases as of December 31, 2020 were as follows:

Year Ended December 31,	(In thousands)
2021	$6,406
2022	2,207
2023	315
2024	319
2025 and thereafter	479
Total future payments for recognized leasing assets	$9,726
Less: leases not commenced yet	2,396
Less: imputed interest	245
Total lease liabilities	$7,085